Description of Business, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Basis of Presentation, and Description of Business [Abstract]
Organization, Basis of Presentation, and Description of Business

Note 1.  General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies

General

We are a publicly traded Delaware limited partnership. Williams Partners GP LLC, a Delaware limited liability company wholly owned by The Williams Companies, Inc. (Williams), serves as our general partner. As of December 31, 2012, Williams owns an approximate 68 percent limited partner interest, a 2 percent general partner interest and incentive distribution rights (IDRs) in us. All of our activities are conducted through Williams Partners Operating LLC (OLLC), an operating limited liability company (wholly owned by us). Our operations are located in the United States.

Description of Business

Organizational restructuring

Following Williams' spin-off of WPX Energy, Inc. (WPX) at the end of 2011 and in consideration of the growth plans of the ongoing business, Williams initiated an organizational restructuring evaluation to better align resources to support an overall business strategy to provide large-scale energy infrastructure designed to maximize the opportunities created by the vast supply of natural gas, natural gas products, and crude oil that exists in North America. As a result of this review, a new structure was implemented effective January 1, 2013, that generally organizes our businesses into geographically based operating areas. We have changed our segment reporting structure to align with the new operating areas resulting from the organizational restructuring, as this is consistent with the manner in which our Chief Operating Decision Maker evaluates performance and makes resource allocation decisions. Beginning in the first quarter of 2013, our reportable segments are Northeast G&P, Atlantic-Gulf, West, and NGL & Petchem Services. These consolidated financial statements and notes have been recast to reflect the revised segment presentation.

Northeast G&P is comprised of our midstream gathering and processing businesses in the Marcellus and Utica shale regions, as well as a 51 percent equity investment in Laurel Mountain Midstream, LLC (Laurel Mountain) and a 47.5 percent equity investment in Caiman Energy II, LLC.

Atlantic-Gulf is comprised of our interstate natural gas pipeline, Transcontinental Gas Pipe Line Company, LLC (Transco), and significant natural gas gathering and processing and crude production handling and transportation in the Gulf Coast region, as well as a 50 percent equity investment in Gulfstream Natural Gas System, L.L.C. (Gulfstream), a 51 percent consolidated interest in Constitution Pipeline Company, LLC (Constitution), and a 60 percent equity investment in Discovery Producer Services LLC (Discovery).

West is comprised of our gathering, processing and treating operations in New Mexico, Colorado, and Wyoming and our interstate natural gas pipeline, Northwest Pipeline GP (Northwest Pipeline).

NGL & Petchem Services is comprised of our natural gas liquid (NGL) and natural gas marketing business, an NGL fractionator and storage facilities near Conway, Kansas, a 50 percent equity investment in Overland Pass Pipeline LLC (OPPL), and an 83.3 percent undivided interest in an olefins production facility in Geismar, Louisiana, along with a refinery grade propylene splitter and pipelines in the Gulf Coast region.

Basis of Presentation

In February 2010, we closed a transaction (the Dropdown) with Williams and certain of its subsidiaries, pursuant to which Williams contributed to us the ownership interests in a substantial portion of its gas pipeline and midstream businesses to the extent not already owned by us (the Contributed Entities). This contribution was made in exchange for aggregate consideration of $3.5 billion in cash, 203,000,000 of our Class C limited partnership units, which automatically converted into our common limited partnership units in May 2010 and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner interest.

In November 2010, we acquired a business represented by certain gathering and processing assets in Colorado's Piceance basin from a former subsidiary of Williams (Piceance Acquisition). The Piceance Acquisition was made in exchange for consideration of $702 million in cash, approximately 1,849,138 of our common units, and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner ownership interest. These gathering and processing assets are reported in our West reporting segment.

In May 2011, we acquired a 24.5 percent equity interest in Gulfstream from a subsidiary of Williams in exchange for aggregate consideration of $297 million of cash, 632,584 of our limited partner units, and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner interest. In June 2012, we acquired an additional 1 percent interest in Gulfstream from a subsidiary of Williams in exchange for 238,050 of our limited partner units, and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner interest. These transactions are collectively referred to as the Gulfstream Acquisitions and the investment is reported in our Atlantic-Gulf segment.

In November 2012, we acquired an entity that holds an 83.3 percent undivided interest and operatorship of the olefins-production facility in Geismar, Louisiana and associated assets from Williams for total consideration of 42,778,812 of our limited partner units, $25 million in cash, and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner interest (Geismar Acquisition). The operations of this business and the related assets and liabilities are reported in our NGL & Petchem Services segment. Prior period amounts and disclosures have been recast for this transaction. The effect of recasting our financial statements to account for this transaction increased net income $185 million, $133 million and $87 million for the years ended 2012, 2011, and 2010, respectively. This acquisition does not impact historical earnings per unit as pre-acquisition earnings were allocated to our general partner.

The entities and assets acquired in the previously discussed transactions were affiliates of Williams at the time of the acquisitions; therefore, each was accounted for as a common control transaction, similar to a pooling of interests, whereby the assets and liabilities of the acquired entities are combined with ours at their historical amounts. The equity interests acquired in the Gulfstream Acquisitions were combined with our investments as of the date of transfer.

Following the Geismar Acquisition, the NGL & Petchem Services segment includes operations related to the manufacture of olefin products. As a result, revenues within the Consolidated Statement of Comprehensive Income are now presented as service revenues and product sales. We also revised the presentation of certain costs and operating expenses to align product costs with the presentation of our product sales. Costs and operating expenses has been separated into product costs, operating and maintenance expenses, and depreciation and amortization expenses. Selling, general and administrative expenses has also been combined with general corporate expenses, and depreciation and amortization expenses previously presented in selling, general and administrative expenses are now presented in depreciation and amortization expenses. All periods presented have been recast, along with corresponding information presented in the Notes to Consolidated Financial Statements, to reflect this change.

Certain prior period amounts reported within total costs and expenses in the Consolidated Statement of Comprehensive Income have been reclassified to conform to the current presentation.  The effect of the correction increased operating and maintenance expenses and decreased selling, general, and administrative expenses, with no net impact on total costs and expenses, operating income or net income. The adjustments were $14 million and $13 million in 2011 and 2010, respectively.

Variable interest entities (VIEs)

We consolidate the activities of VIEs of which we are the primary beneficiary. The primary beneficiary of a VIE is the entity that has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses or right to receive benefits that could be significant to the VIE. As of December 31, 2012, we have the following consolidated VIEs:

  Gulfstar One LLC (Gulfstar) is a consolidated wholly owned subsidiary that, due to certain risk sharing provisions in its customer contracts, is a VIE. We, as construction agent for Gulfstar, will design, construct, and install a proprietary floating-production system, Gulfstar FPSTM, and associated pipelines which will initially provide production handling and gathering services for the Tubular Bells oil and gas discovery in the eastern deepwater Gulf of Mexico. Construction is underway and the project is expected to be in service in 2014. We, in combination with certain advance payments from the producer customers, are currently financing the asset construction. Gulfstar has construction work in process of $532 million and $103 million included in property, plant, and equipment - net as of December 31, 2012 and 2011, respectively, $109 million and $101 million of deferred revenue associated with customer advance payments included in regulatory liabilities, deferred income, and other as of December 31, 2012 and 2011, respectively, and $124 million and $33 million of accounts payable – trade as of December 31, 2012 and 2011, respectively in the Consolidated Balance Sheet. We are committed to the producer customers to construct this system, and we currently estimate the remaining construction cost to be less than $475 million. If the producer customers do not develop the offshore oil and gas fields to be connected to Gulfstar, they will be responsible for the firm price of building the facilities. In January 2013, we agreed to sell a 49 percent ownership interest in our Gulfstar FPS™ project to a third party. The transaction is expected to close in second-quarter 2013, at which time we expect the third party will contribute $225 million to fund its proportionate share of the project costs, following with monthly capital contributions to fund its share of ongoing construction.

  We own a 51 percent interest in Constitution, a subsidiary that, due to shipper fixed payment commitments under its firm transportation contracts, is a VIE. We are the primary beneficiary because we have the power over the decisions that most significantly impact Constitution's economic performance. We, as construction agent for Constitution, will build a pipeline connecting our gathering system in Susquehanna County, Pennsylvania to the Iroquois Gas Transmission and the Tennessee Gas Pipeline systems. We plan to place the project in service in March 2015 and estimate the total cost of the project to be approximately $680 million, which will be funded with capital contributions from us, along with the other equity partners, proportional to ownership interest. As of December 31, 2012, our Consolidated Balance Sheet includes $8 million of cash and cash equivalents, $24 million of Constitution construction work in progress representing costs incurred to date, included in property, plant and equipment - net and $4 million of accounts payable — trade.

We have also identified certain interests in VIEs where we are not the primary beneficiary. These include our investments in Laurel Mountain and Discovery. These entities are considered to be VIEs generally due to contractual provisions that transfer certain risks to customers. As certain significant decisions in the management of these entities require a unanimous vote of all members, we are not the primary beneficiary. Our maximum exposure to loss is limited to the carrying value of our investments. (See Note 5).

Summary of Significant Accounting Policies

Principles of consolidation

The consolidated financial statements include the accounts of Williams Partners L.P., OLLC, and our other majority-owned and controlled subsidiaries and investments. We apply the equity method of accounting for investments in unconsolidated companies in which we and our subsidiaries own 20 percent to 50 percent of the voting interest and exercise significant influence over operating and financial policies of the company, or where our majority ownership does not provide us with control due to the significant participatory rights of other owners.

Common control transactions

Entities and assets acquired from Williams and its affiliates are accounted for as common control transactions whereby the net assets acquired are combined with ours at their historical amounts. If any cash consideration transferred in such a transaction exceeds the carrying value of the net assets acquired, the excess is treated as a capital transaction with our general partner, similar to a dividend. If the carrying value of the net assets acquired exceeds any cash consideration transferred and limited partner units are also issued as consideration, then the limited partner units are recorded at an amount equal to the excess of the carrying value of the net assets acquired over any cash consideration transferred. To the extent that such transactions require prior periods to be recast, historical net equity amounts prior to the transaction date are reflected in the account of the general partner. Cash consideration up to the carrying value of net assets acquired is presented as an investing activity in our Consolidated Statement of Cash Flows. Cash consideration in excess of the carrying value of net assets acquired is presented as a financing activity.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions include:

  Impairment assessments of investments, property, plant, and equipment, goodwill and other identifiable intangible assets;

  Litigation-related contingencies;

  Environmental remediation obligations;

  Asset retirement obligations;

  Acquisition related purchase price allocations.

  These estimates are discussed further throughout these notes.

  Regulatory accounting

  Transco and Northwest Pipeline are regulated by the Federal Energy Regulatory Commission (FERC). Their rates established by the FERC are designed to recover the costs of providing the regulated services, and their competitive environment makes it probable that such rates can be charged and collected. Therefore, our management has determined that it is appropriate to account for and report regulatory assets and liabilities related to these operations consistent with the economic effect of the way in which their rates are established. Accounting for these businesses that are regulated can differ from the accounting requirements for non regulated businesses. The components of our regulatory assets and liabilities relate to the effects of deferred taxes on equity funds used during construction, asset retirement obligations, fuel cost differentials, levelized incremental depreciation, negative salvage, and postretirement benefits.

  Cash and cash equivalents

  Cash and cash equivalents includes amounts primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government. These have maturity dates of three months or less when acquired.

  Accounts receivable

  Accounts receivable are carried on a gross basis, with no discounting, less an allowance for doubtful accounts. We estimate the allowance for doubtful accounts based on existing economic conditions, the financial condition of our customers, and the amount and age of past due accounts. We consider receivables past due if full payment is not received by the contractual due date. Interest income related to past due accounts receivable is generally recognized at the time full payment is received or collectability is assured. Past due accounts are generally written off against the allowance for doubtful accounts only after all collection attempts have been exhausted.

  Inventory valuation

  All inventories are stated at the lower of cost or market. The cost of inventories is primarily determined using the average-cost method.

  Property, plant, and equipment

  Property, plant, and equipment is recorded at cost. We base the carrying value of these assets on estimates, assumptions, and judgments relative to capitalized costs, useful lives, and salvage values.

  As regulated entities, Northwest Pipeline and Transco provide for depreciation using the straight-line method at FERC-prescribed rates. Depreciation for nonregulated entities is provided primarily on the straight-line method over estimated useful lives, except for certain offshore facilities that apply a declining balance method. (See Note 9.)

  Gains or losses from the ordinary sale or retirement of property, plant and equipment for regulated pipelines are credited or charged to accumulated depreciation; other gains or losses are recorded in other (income) expense — net included in operating income.

  Ordinary maintenance and repair costs are generally expensed as incurred. Costs of major renewals and replacements are capitalized as property, plant and equipment.

  We record an asset and a liability equal to the present value of each expected future asset retirement obligation (ARO) at the time the liability is initially incurred, typically when the asset is acquired or constructed. The ARO asset is depreciated in a manner consistent with the depreciation of the underlying physical asset. As regulated entities, Northwest Pipeline and Transco record the ARO asset depreciation offset to a regulatory asset. We measure changes in the liability due to passage of time by applying an interest method of allocation. This amount is recognized as an increase in the carrying amount of the liability and as a corresponding accretion expense included in operating and maintenance expenses, except for regulated entities, for which the liability is offset by a regulatory asset as management expects to recover amounts in future rates. The regulatory asset is amortized commensurate with the collection of those costs in rates.

  Measurements of AROs include, as a component of future expected costs, an estimate of the price that a third party would demand, and could expect to receive, for bearing the uncertainties inherent in the obligations, sometimes referred to as a market-risk premium.

  Goodwill

  Goodwill represents the excess cost over fair value of the assets of businesses acquired. It is not subject to amortization but is evaluated annually as of October 1 for impairment or more frequently if impairment indicators are present. Our evaluation includes an assessment of events or circumstances to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If so, we further compare our estimate of the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, a computation of the implied fair value of the goodwill is compared with its related carrying value. If the carrying value of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in the amount of the excess. We have goodwill of $649 million at December 31, 2012 in the Consolidated Balance Sheet attributable to our Northeast G&P segment.

  Other Intangible Assets

  Our identifiable intangible assets are primarily related to gas gathering, processing and fractionation contracts and relationships with customers. We have other intangibles of $1.702 billion and $43 million at December 31, 2012 and 2011, respectively in the Consolidated Balance Sheet primarily attributable to our Northeast G&P segment. Our intangible assets are amortized on a straight-line basis over estimated useful lives. We evaluate these assets for changes in the expected remaining useful lives and would reflect any changes prospectively through amortization over the revised remaining useful life.

  Impairment of property, plant, and equipment, other identifiable intangible assets, and investments

  We evaluate our property, plant, and equipment and other identifiable intangible assets for impairment when events or changes in circumstances indicate, in our management's judgment, that the carrying value of such assets may not be recoverable. When an indicator of impairment has occurred, we compare our management's estimate of undiscounted future cash flows attributable to the assets to the carrying value of the assets to determine whether an impairment has occurred and we may apply a probability-weighted approach to consider the likelihood of different cash flow assumptions and possible outcomes including selling in the near term or holding for the remaining estimated useful life. If an impairment of the carrying value has occurred, we determine the amount of the impairment recognized in the financial statements by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

  For assets identified to be disposed of in the future and considered held for sale, we compare the carrying value to the estimated fair value less the cost to sell to determine if recognition of an impairment is required. Until the assets are disposed of, the estimated fair value, which includes estimated cash flows from operations until the assumed date of sale, is recalculated when related events or circumstances change.

  We evaluate our investments for impairment when events or changes in circumstances indicate, in our management's judgment, that the carrying value of such investments may have experienced an other-than-temporary decline in value. When evidence of loss in value has occurred, we compare our estimate of fair value of the investment to the carrying value of the investment to determine whether an impairment has occurred. If the estimated fair value is less than the carrying value and we consider the decline in value to be other-than-temporary, the excess of the carrying value over the fair value is recognized in the consolidated financial statements as an impairment charge.

  Judgments and assumptions are inherent in our management's estimate of undiscounted future cash flows and an asset's or investment's fair value. Additionally, judgment is used to determine the probability of sale with respect to assets considered for disposal.

  Contingent liabilities

  We record liabilities for estimated loss contingencies, including environmental matters, when we assess that a loss is probable and the amount of the loss can be reasonably estimated. These liabilities are calculated based upon our assumptions and estimates with respect to the likelihood or amount of loss and upon advice of legal counsel, engineers, or other third parties regarding the probable outcomes of the matters. These calculations are made without consideration of any potential recovery from third-parties. We recognize insurance recoveries or reimbursements from others when realizable. Revisions to these liabilities are generally reflected in income when new or different facts or information become known or circumstances change that affect the previous assumptions or estimates.

  Cash flows from revolving credit facility

  Proceeds and payments related to borrowings under our credit facility are reflected in the financing activities in the Consolidated Statement of Cash Flows on a gross basis.

  Derivative instruments and hedging activities

  We may utilize derivatives to manage a portion of our commodity price risk. These instruments consist primarily of swaps, futures, and forward contracts involving short- and long-term purchases and sales of physical energy commodities. We report the fair value of derivatives, except those for which the normal purchases and normal sales exception has been elected, in other current assets; regulatory assets, deferred charges, and other; other accrued liabilities; or regulatory liabilities, deferred income, and other. We determine the current and noncurrent classification based on the timing of expected future cash flows of individual trades. We report these amounts on a gross basis. Additionally, we report cash collateral receivables and payables with our counterparties on a gross basis.

  The accounting for the changes in fair value of a commodity derivative can be summarized as follows:

         Derivative Treatment                     Accounting Method

  Normal purchases and normal sales exception              Accrual accounting

  Designated in a qualifying hedging relationship              Hedge accounting

  All other derivatives              Mark-to-market accounting

  We may elect the normal purchases and normal sales exception for certain short- and long-term purchases and sales of physical energy commodities. Under accrual accounting, any change in the fair value of these derivatives is not reflected on the balance sheet after the initial election of the exception.

  We may also designate a hedging relationship for certain commodity derivatives. For a derivative to qualify for designation in a hedging relationship, it must meet specific criteria and we must maintain appropriate documentation. We establish hedging relationships pursuant to our risk management policies. We evaluate the hedging relationships at the inception of the hedge and on an ongoing basis to determine whether the hedging relationship is, and is expected to remain, highly effective in achieving offsetting changes in fair value or cash flows attributable to the underlying risk being hedged. We also regularly assess whether the hedged forecasted transaction is probable of occurring. If a derivative ceases to be or is no longer expected to be highly effective, or if we believe the likelihood of occurrence of the hedged forecasted transaction is no longer probable, hedge accounting is discontinued prospectively, and future changes in the fair value of the derivative are recognized currently in product sales or product costs.

  For commodity derivatives designated as a cash flow hedge, the effective portion of the change in fair value of the derivative is reported in accumulated other comprehensive income (loss) (AOCI) and reclassified into earnings in the period in which the hedged item affects earnings. Any ineffective portion of the derivative's change in fair value is recognized currently in product sales or product costs. Gains or losses deferred in AOCI associated with terminated derivatives, derivatives that cease to be highly effective hedges, derivatives for which the forecasted transaction is reasonably possible but no longer probable of occurring, and cash flow hedges that have been otherwise discontinued remain in AOCI until the hedged item affects earnings. If it becomes probable that the forecasted transaction designated as the hedged item in a cash flow hedge will not occur, any gain or loss deferred in AOCI is recognized in product sales or product costs at that time. The change in likelihood of a forecasted transaction is a judgmental decision that includes qualitative assessments made by management.

  For commodity derivatives that are not designated in a hedging relationship, and for which we have not elected the normal purchases and normal sales exception, we report changes in fair value currently in product sales or product costs.

  Certain gains and losses on derivative instruments included in the Consolidated Statement of Comprehensive Income are netted together to a single net gain or loss, while other gains and losses are reported on a gross basis. Gains and losses recorded on a net basis include:

  Unrealized gains and losses on all derivatives that are not designated as hedges and for which we have not elected the normal purchases and normal sales exception;

  The ineffective portion of unrealized gains and losses on derivatives that are designated as cash flow hedges.

Realized gains and losses on derivatives that require physical delivery, as well as natural gas derivatives for NGL processing activities and which are not held for trading purposes nor were entered into as a pre-contemplated buy/sell arrangement, are recorded on a gross basis. In reaching our conclusions on this presentation, we considered whether we act as principal in the transaction; whether we have the risks and rewards of ownership, including credit risk; and whether we have latitude in establishing prices.

Revenues

As a result of the ratemaking process, certain revenues collected by us may be subject to refunds upon the issuance of final orders by the FERC in pending rate proceedings. We record estimates of rate refund liabilities considering our and other third-party regulatory proceedings, advice of counsel and other risks.

Service revenues

Revenues from our gas pipeline businesses include services pursuant to long-term firm transportation and storage agreements. These agreements provide for a reservation charge based on the volume of a contracted capacity and a commodity charge based on the volume of gas delivered, both at rates specified in our FERC tariffs. We recognize revenues for reservation charges ratably over the contract period regardless of the volume of natural gas that is transported or stored. Revenues for commodity charges, from both firm and interruptible transportation services, and storage injection and withdrawal services are recognized when natural gas is delivered at the agreed upon delivery point or when natural gas is injected or withdrawn from the storage facility.

Certain revenues from our midstream operations include those derived from natural gas gathering and processing services and are performed under volumetric-based fee contracts. These revenues are recorded when services have been performed.

Crude oil gathering and transportation revenues and offshore production handling fees of our midstream operations are recognized when the services have been performed. Certain offshore production handling contracts contain fixed payment terms that result in the deferral of revenues until such services have been performed.

Storage revenues from our midstream operations associated with prepaid contracted storage capacity contracts are recognized on a straight-line basis over the life of the contract as services are provided.

Product sales

In the course of providing transportation services to customers of our gas pipeline businesses, we may receive different quantities of gas from shippers than the quantities delivered on behalf of those shippers. The resulting imbalances are primarily settled through the purchase and sale of gas with our customers under terms provided for in our FERC tariffs. Revenue is recognized from the sale of gas upon settlement of the transportation and exchange imbalances.

We market NGLs, crude oil, natural gas, and olefins that we purchase from our producer customers as part of the overall service provided to producers. Revenues from marketing NGLs are recognized when the products have been sold and delivered.

Under our keep-whole and percent-of-liquid processing contracts, we retain the rights to all or a portion of the NGLs extracted from the producers' natural gas stream and recognize revenues when the extracted NGLs are sold and delivered.

We recognize revenue on our olefins business, which produces olefins from purchased feed-stock, when the olefins are sold and delivered.

Interest capitalized

We capitalize interest during construction on major projects with construction periods of at least three months and a total project cost in excess of $1 million. Interest is capitalized on borrowed funds and, where regulation by the FERC exists, on internally generated funds. The latter is included in other income (expense) – net below operating income. The rates used by regulated companies are calculated in accordance with FERC rules. Rates used by nonregulated companies are based on our average interest rate on debt.

Income taxes

We generally are not a taxable entity for federal or state and local income tax purposes. The tax on net income is generally borne by individual partners. Net income for financial statement purposes may differ significantly from taxable income of unitholders as a result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirements under our partnership agreement. The aggregated difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined because information regarding each partner's tax attributes in us is not available to us.

Earnings per unit

We use the two-class method to calculate basic and diluted earnings per unit whereby net income, adjusted for items specifically allocated to our general partner, is allocated on a pro-rata basis between unitholders and our general partner. Basic and diluted earnings per unit are based on the average number of common units outstanding. Additionally, subsequent to April 1, 2010 we consider Class C units as common units for purposes of the calculation. Basic and diluted earnings per unit are equivalent as there are no dilutive securities outstanding.

Pension and other postretirement benefits

We do not have employees.  Certain of the costs charged to us by Williams associated with employees who directly support us include costs related to Williams' pension and other postretirement benefit plans.  (See Note 7.)  Although the underlying benefit plans of Williams are single-employer plans, we follow multiemployer plan accounting whereby the amount charged to us, and thus paid by us, is based on our share of net periodic benefit cost.